Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Disclosure of Equity
Total equity for PureTech as of December 31, 2020, and 2019 was as follows:

	December 31, 2020 $000s	December 31, 2019 $000s
Equity
Share capital, £0.01 par value, issued and paid 285,885,025 and 285,370,619 as of December 31, 2020 and 2019, respectively	5,417	5,408
Merger Reserve	138,506	138,506
Share premium	288,978	287,962
Translation reserve	469	—
Other reserves	(24,050)	(18,282)
Retained earnings/(accumulated deficit)	260,429	254,444
Equity attributable to owners of the Group	669,748	668,038
Non-controlling interests	(16,209)	(17,640)
Total equity	653,539	650,398